Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock and Paid-in Capital	Common Stock and Paid-in Capital Class A	Common Stock and Paid-in Capital Class B	Accumulated Deficit
Beginning Balance, shares (in shares) at Dec. 31, 2017		33,525
Beginning Balance at Dec. 31, 2017	$ 1,006,601		$ 1,206,466	$ 88,532	$ (288,397)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
• Cash dividends declared (in dollars per share)	$ 0.24
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (52,548)				(52,548)
Dividends declared	(8,052)				(8,052)
Equity-based compensation (in shares)		45
Equity-based compensation	1,220		1,220
Other	(288)		(289)		1
Ending Balance, shares (in shares) at Dec. 31, 2018		33,570
Ending Balance at Dec. 31, 2018	$ 946,933		1,207,397	88,532	(348,996)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
• Cash dividends declared (in dollars per share)	$ 0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 41,362				41,362
Equity-based compensation (in shares)		85
Equity-based compensation	1,660		1,660
Adjustments to Additional Paid in Capital, Stock Split	35		34		1
Ending Balance, shares (in shares) at Dec. 31, 2019		33,655
Ending Balance at Dec. 31, 2019	$ 989,920		1,209,023	88,532	(307,635)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
• Cash dividends declared (in dollars per share)	$ 0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 87,317				87,317
Equity-based compensation (in shares)		83
Equity-based compensation	1,665		1,665
Ending Balance, shares (in shares) at Dec. 31, 2020		33,738
Ending Balance at Dec. 31, 2020	$ 1,078,902		$ 1,210,688	$ 88,532	$ (220,318)